Provisions (Schedule Of Changes In Aggregate Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017 [1]
Disclosure of other provisions [line items]
Beginning balance	$ 2,720
Additional provisions	2,720	$ 2,279
Utilized during the period	(1,690)	(1,997)
Unused provision reversed, other provisions	(793)	(734)
Foreign currency translation	(106)	286
Ending balance	2,851	2,720
Less current portion	(2,041)	(1,744)	[1]	$ (2,045)
Long-term provision	810	976	[1]	$ 841
Warranty provision [member]
Disclosure of other provisions [line items]
Beginning balance	2,095
Additional provisions	1,994	1,192
Utilized during the period	(906)	(639)
Unused provision reversed, other provisions	(781)	(734)
Foreign currency translation	(75)	214
Ending balance	2,327	2,095
Less current portion	(1,636)	(1,174)
Long-term provision	691	921
Startup And Commissioning [Member]
Disclosure of other provisions [line items]
Beginning balance	625
Additional provisions	726	1,087
Utilized during the period	(784)	(1,358)
Unused provision reversed, other provisions	(12)
Foreign currency translation	(31)	72
Ending balance	524	625
Less current portion	(405)	(570)
Long-term provision	$ 119	$ 55

[1]	Restated (Note 5)